Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

Other than the events disclosed below, the Company has evaluated and determined that there are no material subsequent events that require disclosure or adjustment to the financial statements.

For the period from July 1, 2026 to September 23, 2026, the Company issued 41,025 Ordinary Shares pursuant to the ATM offering for gross proceeds of $16,623. The Ordinary Shares were sold at prevailing market prices, for an average price per share of $0.41.

Pursuant to the Board of Directors approved Share Repurchase Program announced on February 20, 2026, the Company repurchased 77,731 shares of $27,071 during the period from July 1, 2026 to September 23, 2026, for an average price per share of $0.35, and the direct costs incurred in connection with the repurchase were $120. The share repurchases completed as of the reporting date were funded through the Company’s existing cash and cash equivalents. All shares acquired will be classified as treasury shares and may be used for future corporate purposes.

On July 30, 2026, the Company filed a prospectus supplement with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended, relating to the offer and sale of its ordinary shares from time to time under an at-the-market offering program. The aggregate market value of the ordinary shares eligible for sale is currently $3,115,495. From July 2, 2024 through September 23, 2026, the Company sold 13,028,854 ordinary shares pursuant to the ATM Agreement, resulting in approximately $18,101,773 in gross proceeds.

On September 7, 2026, pursuant to the Company’s 2022 Equity Incentive Plan, the Board of Directors approved the grant and issuance of 1,000,000 restricted ordinary shares to Ms. Lei Wang, the Company’s Chief Executive Officer. The grant and issuance became effective as of the same date in recognition of her contributions to and services for the Company during the first half of 2026.